EXPLORATION AND EVALUATION ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Exploration And Evaluation Assets
Regulatory fees	$ 6,058	$ 5,722